Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

Convertible Notes Payable

On November 25, 2019, Meso Numismatics, Inc. pursuant to the certificate of designation of the Series BB Preferred Stock, elected to exchange the preferred shares for other indebtedness calculated at a price per share equal to $1.20. Upon the Company’s mailing of the Exchange Agreement, the shareholder had the option, within 30 days of such mailing date and subject to the execution of this Agreement to receive the Indebtedness in the form of a convertible note. If the shareholder did not give the Meso Numismatics, Inc. notice the Indebtedness shall automatically was issued in the form of a promissory note. The convertible note agreements bear no interest and have a four (4) year maturity date. The notes may be repaid in whole or in part at any time prior to maturity. There are no shares of common stock issuable upon the execution of the promissory notes. The notes are convertible, at the investors’ sole discretion, into shares of common stock at conversion price equal to the lowest bid price of the Common Stock as reported on the National Quotations Bureau OTC Markets exchange for the three prior trading days including the day upon which a Notice of Conversion is received by the Company. As of December 31, 2019, 81,043 Preferred Series BB shares were exchange for an aggregate of $97,252 convertible notes. During the periods ending September 30, 2023 and December 31, 2022, the Company made payments of $9,850 and $15,000, respectively, on the outstanding convertible notes.

The balance of the convertible notes as of September 30, 2023 and December 31, 2022 is as follows:

	September 30,	December 31,
	2023	2022
Convertible notes payable	$44,939	$57,252
Less: Discount	(12,154)	(19,833)
Convertible notes payable, net	$32,785	$37,419

During the periods ending September 30, 2023 and December 31, 2022, the Company incurred $7,679 and $18,437, respectively, of debt discount amortization expense and made payments of $9,850 and $15,000, respectively, on the outstanding convertible notes. As of September 30, 2023 and December 31, 2022, the Company had no accrued interest.

Promissory Notes Payable

During 2015, the Company entered into line of credit with Digital Arts Media Network treated as a promissory note. The promissory note bear interest at ten (10%) and have a one (1) year maturity date. The notes may be repaid in whole or in part at any time prior to maturity. There are no shares of common stock issuable upon the execution of the promissory notes. As of September 30, 2023 and December 31, 2022, the principal balance of the outstanding loan was $130,025 and $130,025, respectively, and accrued interest of $102,325 and $92,600, respectively.

On November 25, 2019, Meso Numismatics, Inc. pursuant to the certificate of designation of the Series BB, Preferred Stock elected to exchange the preferred shares for other indebtedness calculated at a price per share equal to $1.20. Upon the Company’s mailing of the Exchange Agreement, the shareholder shall have the option, within 30 days of such mailing date and subject to the execution of this Agreement to receive the Indebtedness in the form of a convertible note. Should the shareholder not give the Meso Numismatics, Inc. notice the Indebtedness shall automatically be issued in the form of a promissory note. The promissory note agreements bear no interest and have a four (4) year maturity date with a 20% premium to be paid upon maturity. The notes may be repaid in whole or in part at any time prior to maturity. As of December 31, 2019, 276,723 Preferred Series BB shares were exchange for an aggregate of $332,068 promissory notes. As of September 30, 2023 and December 31, 2022, the aggregate loan balances outstanding was $398,482 and $398,482, respectively, and unamortized discount of $10,062 and $16,083, respectively.

On December 3, 2019, Melvin Pereira, the prior CEO, converted 18,500 shares of the 25,000 shares of Series BB preferred stock to acquire one hundred (100%) percent of Meso’s common stock into 250,999 shares of the Company’s common stock and elected to exchange the remaining 6,500 shares of Series BB preferred stock for a promissory note of $7,800, which is shown as a related party note payable on the balance sheet on September 30, 2023 and December 31, 2022.

At December 7, 2020 the Company exchanged $5,379,624 of principal, default penalty and accrued but unpaid interest on convertible notes for $5,379,624 promissory notes and cashless warrants to purchase 15,000,000 shares of our common stock with three separate lenders. The new notes have a maturity date of November 23, 2023 and an aggregate principal amount of $5,379,624 shall bear interest at a fifteen (15%) percentage compounded annual interest rate and, as an incentive; we have issued cashless warrants to purchase 15,000,000 shares of our common stock at an exercise price of $0.03 per share in connection with the restructuring. The Company recorded the fair value of the 15,000,000 warrants issued with debt at approximately $262,376 at December 31, 2020 as a discount. Lender is granted security interest and lien in all rights, title and interest in the assets and property of the as collateral. As of September 30, 2023 and December 31, 2022, the aggregate loan balances outstanding was $5,379,624 and $5,379,624, respectively, and unamortized discount of $20,427 and $81,700, respectively.

On December 9, 2020, the Company entered into a Promissory Debentures with a lender in the amount of $110,000 which bear compounded annual interest at fifteen (15%) percent and have a two (2) year maturity date and cashless warrants to purchase 1,000,000 shares of our common stock. The notes may be repaid in whole or in part at any time prior to maturity. The lender had advanced a total of $100,000, net of discount in the amount of $10,000 to the Company. The Company recorded the fair value of the 1,000,000 warrants issued with debt at approximately $17,491 at December 31, 2020 as a discount.  As of September 30, 2023 and December 31, 2022, the outstanding loan balance was $110,000 and $110,000, respectively, and unamortized discount of $2,009 and $8,611, respectively.

On January 6, 2021, the Company entered into a Promissory Debentures with a lender in the amount of $1,000,000 which bear interest at fifteen (15%) percent and have a one (1) year maturity date and cashless warrants to purchase 10,000,000 shares of our common stock, at exercise prices of $0.03 per share. The notes may be repaid in whole or in part at any time prior to maturity. The lender had advanced a total of $900,000, net of discount in the amount of $100,000 to the Company. The Company recorded the fair value of the 10,000,000 warrants issued with debt at approximately $237,811 at the date of issuance as a discount. As of September 30, 2023 and December 31, 2022, the outstanding loan balance was $1,000,000 and $1,000,000, respectively, and unamortized discount of $0.00 and $0.00, respectively. This loan is currently in default.

On June 22, 2021, the Company entered into a Promissory Debentures with a lender in the amount of $11,600,000 which bear interest at twelve (12%) percent and have a three (3) year maturity date and cashless warrants to purchase 70,000,000 shares of our common stock, at exercise prices of $0.10 per share. The notes may be repaid in whole or in part at any time prior to maturity. The lender had advanced a total of $10,500,000, net of discount in the amount of $1,100,000 to the Company. The Company recorded the fair value of the 70,000,000 warrants issued with debt at approximately $5,465,726 at the date the warrants were issued as a discount. Lender is granted senior security interest and lien in all rights, title and interest in the assets and property of the Company as collateral. As of September 30, 2023 and December 31, 2022, the outstanding loan balance was $11,600,000 and $11,600,000, respectively, and unamortized discount of $2,622,545 and $4,707,853, respectively.

On August 18, 2021, through a Stock Purchase Agreement in which 100% of the outstanding shares of Global Stem Cell Group, Inc. the Company acquired a 2018 Jaguar F-Pace which was acquired from Benito Novas for $45,000 on January 8, 2019 and assumed the related auto loan, with an original loan amount of $20,991 at 8.99% interest for 48 months and monthly payments of $504.94. As of September 30, 2023 and December 31, 2022, the principal balance of the outstanding auto loan was $0.00 and $0.00, respectively.

On August 18, 2021, through a Stock Purchase Agreement in which 100% of the outstanding shares of Global Stem Cell Group, Inc. the Company assumed the November 17, 2020, agreement with an Investor for proceeds in the amount of $400,000 treated as a promissory. In exchange for the gross proceeds, the Investor shall receive the right to a perpetual 7.75% (payment percentage) of the revenues of Global Stem Cell Group. The payments of the payment percentage shall be calculated by multiplying the gross quarterly revenues appearing in the financial statements by the payment percentage and treated as accrued interest. Payments shall be made ninety (90) days from the end of each respective fiscal quarter with the first payment to be made on the quarter ending December 31, 2020. Payments may be accrued and deferred if payment would deplete cash, cash equivalent and/or short-term investment balances on each respective fiscal quarter by more than twenty (20%) percent. As of September 30, 2023 and December 31, 2022, the principal balance of the outstanding loan was $400,000 and $400,000, respectively, and accrued interest totals $344,844 and $205,779, respectively. This debt instrument is currently in default due to the non-payment of interest.

On September 20, 2021, the Company entered into a Promissory Debentures with a lender in the amount of $1,100,000 which bear interest at twelve (12%) percent and have a three (3) year maturity date and cashless warrants to purchase 7,500,000 shares of our common stock, at exercise prices of $0.085 per share. The notes may be repaid in whole or in part at any time prior to maturity. The lender had advanced a total of $1,000,000, net of discount in the amount of $100,000 to the Company. The Company recorded the fair value of the 7,500,000 warrants issued with debt at approximately $360,607 at the time of issuance as a discount. As of September 30, 2023 and December 31, 2022, the outstanding loan balance was $1,100,000 and $1,100,000, respectively, and unamortized discount of $223,639 and $350,416, respectively.

On December 30, 2021, the parties wished to modify the terms of the Promissory Debentures dated July 13, 2020 in the amount of $6,000 and accrued interest in the amount of $1,578 by issuing a new promissory note and extend the date of maturity. In consideration for the new terms, the Promissory Debenture dated December 30, 2021 shall include a five (5%) percent premium for a total of $7,958 which bear interest at twelve (12%) percent and have a seventeen (17) months maturity date. The notes may be repaid in whole or in part at any time prior to maturity. As of September 30, 2023 and December 31, 2022, the outstanding loan balance was $7,958 and $7,958, respectively, and unamortized discount of $0.00 and $139, respectively.

On December 30, 2021, the parties wished to modify the terms of the Promissory Debentures dated July 15, 2020 in the amount of $84,000 and accrued interest in the amount of $22,162 by issuing a new promissory note and extend the date of maturity. In consideration for the new terms, the Promissory Debenture dated December 30, 2021 shall include a five (5%) percent premium for a total of $111,470 which bear interest at twelve (12%) percent and have a seventeen (17) months maturity date. The notes may be repaid in whole or in part at any time prior to maturity. As of September 30, 2023 and December 31, 2022, the outstanding loan balance was $111,470 and $111,470, respectively, and unamortized discount of $0.00 and $1,950, respectively.

The balance of the promissory as of September 30, 2023 and December 31, 2022 is as follows:

	September 30,	December 31,
	2023	2022
Promissory notes payable	$20,229,759	$20,229,759
Promissory notes payable-related party	7,800	7,800
Less: Discount	(2,854,483)	(5,117,631)
Less: Deferred finance costs	(24,200)	(49,132)
Promissory notes payable, net	$17,358,876	$15,070,796

During the periods ending September 30, 2023 and December 31, 2022, the Company made $0 and $5,776 payments, respectively on the outstanding promissory notes, and recorded $2,423,092 and $2,898,155, respectively, of interest expense and $2,288,079 and $1,738,327, respectively, of debt discount amortization expense. As of September 30, 2023 and December 31, 2022, the Company had approximately $7,080,621 and $4,657,529, respectively, of accrued interest. As of September 30, 2023 and December 31, 2022, the principal balance of outstanding promissory notes payable was $20,237,559 and $20,237,559, respectively.

Derivatives Liabilities

The Company determined that the convertible notes outstanding as of September 30, 2023 contained an embedded derivative instrument as the conversion price was based on a variable that was not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40.

The Company determined the fair values of the embedded convertible notes derivatives and tainted convertible notes using the lattice valuation model with the following assumptions:

September 30,
2023
Common stock issuable	236,822
Market value of common stock on measurement date	$0.0129
Adjusted exercise price	$0.06
Risk free interest rate	5.20%
Instrument lives in years	1.25 Year
Expected volatility	64%
Expected dividend yields	None

At December 7, 2020, the Company exchanged $5,379,624 of principal, default penalty and accrued but unpaid interest on convertible notes for $5,379,624 promissory notes and cashless warrants to purchase 15,000,000 shares of our common stock which eliminated the derivative liability associated with this debt.

The balance of the fair value of the derivative liability as of September 30, 2023 and December 31, 2022 is as follows:

Balance at December 31, 2021	$20,442
Additions	-
Fair value loss	(10,856)
Conversions	(2,642)
Balance at December 31, 2022	6,944
Additions	-
Fair value gain	(2,541)
Conversions	(1,348)
Balance at September 30, 2023	$3,055

NOTE 4 – NOTES PAYABLE

Convertible Notes Payable

On November 25, 2019, Meso Numismatics, Inc. pursuant to the certificate of designation of the Series BB Preferred Stock, elected to exchange the preferred shares for other indebtedness calculated at a price per share equal to $1.20. Upon the Company’s mailing of the Exchange Agreement, the shareholder had the option, within 30 days of such mailing date and subject to the execution of this Agreement to receive the Indebtedness in the form of a convertible note. If the shareholder did not provide the form of a convertible note in writing to Meso Numismatics, Inc. the Indebtedness would automatically be issued in the form of a promissory note. The convertible note agreements bear no interest and have a four (4) year maturity date. The notes may be repaid in whole or in part at any time prior to maturity. There are no shares of common stock issuable upon the execution of the promissory notes. The notes are convertible, at the investors’ sole discretion, into shares of common stock at conversion price equal to the lowest bid price of the Common Stock as reported on the National Quotations Bureau OTC Markets exchange for the three prior trading days including the day upon which a Notice of Conversion is received by the Company. As of December 31, 2019, 81,043 Preferred Series BB shares were exchanged for an aggregate of $97,252 convertible notes. During the years ending December 31, 2022 and December 31, 2021, the Company made $15,000 and $25,000, respectively of payments on the outstanding convertible notes.

The balance of the convertible notes as of December 31, 2022 and December 31, 2021 is as follows:

	December 31,	December 31,
	2022	2021
Convertible notes payable	$57,252	$72,252
Less: Discount	19,833	38,270
Convertible notes payable, net	$37,419	$33,982

During the periods ending December 31, 2022 and December 31, 2021, the Company incurred $18,437 and $19,482, respectively of debt discount amortization expense and made $15,000 and $25,000, respectively of payments on the outstanding convertible notes. As of December 31, 2022 and December 31, 2021, the Company had approximately $0 and $251,144, respectively of accrued interest.

Promissory Notes Payable

During 2015, the Company entered into line of credit with Digital Arts Media Network treated as a promissory note. The promissory note bear interest at ten (10%) and have a one (1) year maturity date. The notes may be repaid in whole or in part at any time prior to maturity. There are no shares of common stock issuable upon the execution of the promissory notes. As of December 31, 2022 and 2021, the principal balance of the outstanding loan was $130,025 and $130,025, respectively and accrued interest of $92,600 and $79,598, respectively..

On November 25, 2019, Meso Numismatics, Inc. pursuant to the certificate of designation of the Series BB, Preferred Stock elected to exchange the preferred shares for other indebtedness calculated at a price per share equal to $1.20. Upon the Company’s mailing of the Exchange Agreement, the shareholder shall have the option, within 30 days of such mailing date and subject to the execution of this Agreement to receive the Indebtedness in the form of a convertible note. Should the shareholder not give the Meso Numismatics, Inc. notice the Indebtedness shall automatically be issued in the form of a promissory note. The promissory note agreements bear no interest and have a four (4) year maturity date with a 20% premium to be paid upon maturity. The notes may be repaid in whole or in part at any time prior to maturity. As of December 31, 2019, 276,723 Preferred Series BB shares were exchange for an aggregate of $332,068 promissory notes. As of December 31, 2022 and 2021, the aggregate loan balances outstanding was $398,482 and $398,482, respectively and unamortized discount of $16,083 and $24,133, respectively.

On December 3, 2019, Melvin Pereira, the CEO, converted 18,500 shares of the 25,000 shares of Series BB preferred stock to acquire one hundred (100%) percent of Meso’s common stock into 250,999 shares of the Company’s common stock and elected to exchange the remaining 6,500 shares of Series BB preferred stock for a promissory note of $7,800, which is shown as a related party note payable on the balance sheet on December 31, 2022 and 2021.

At December 7, 2020 the Company exchanged $5,379,624 of principal, default penalty and accrued but unpaid interest on convertible notes for $5,379,624 promissory notes and cashless warrants to purchase 15,000,000 shares of our common stock with three separate lenders. The new notes have a maturity date of November 23, 2023 and an aggregate principal amount of $5,379,624 shall bear interest at a fifteen (15%) percentage compounded annual interest rate and, as an incentive; we have issued cashless warrants to purchase 15,000,000 shares of our common stock at an exercise price of $0.03 per share in connection with the restructuring. The Company recorded the fair value of the 15,000,000 warrants issued with debt at approximately $262,376 at December 31, 2020 as a discount. Lender is granted security interest and lien in all rights, title and interest in the assets and property of the as collateral. As of December 31, 2022 and 2021, the aggregate loan balances outstanding was $5,379,624 and $5,379,624, respectively and unamortized discount of $81,700 and $169,168, respectively.

On December 9, 2020, the Company entered into a Promissory Debentures with a lender in the amount of $110,000 which bear compounded annual interest at eighteen (15%) percent and have a two (2) year maturity date and cashless warrants to purchase 1,000,000 shares of our common stock. The notes may be repaid in whole or in part at any time prior to maturity. The lender had advanced a total of $100,000, net of discount in the amount of $10,000 to the Company. The Company recorded the fair value of the 1,000,000 warrants issued with debt at approximately $17,491 at December 31, 2020 as a discount.  As of December 31, 2022 and 2021, the outstanding loan balance was $110,000 and $110,000, respectively and unamortized discount of $8,611 and $17,776, respectively.

On January 6, 2021, the Company entered into a Promissory Debentures with a lender in the amount of $1,000,000 which bear interest at eighteen (15%) percent and have a one (1) year maturity date and cashless warrants to purchase 10,000,000 shares of our common stock, at exercise prices of $0.03 per share. The notes may be repaid in whole or in part at any time prior to maturity. The lender had advanced a total of $900,000, net of discount in the amount of $100,000 to the Company. The Company recorded the fair value of the 10,000,000 warrants issued with debt at approximately $237,811 at the date of issuance as a discount. As of December 31, 2022 and 2021, the outstanding loan balance was $1,000,000 and $1,000,000, respectively and unamortized discount of $0.00 and $8,090, respectively. This loan is currently in default.

On June 22, 2021, the Company entered into a Promissory Debentures with a lender in the amount of $11,600,000 which bear interest at twelve (12%) percent and have a three (3) year maturity date and cashless warrants to purchase 70,000,000 shares of our common stock, at exercise prices of $0.10 per share. The notes may be repaid in whole or in part at any time prior to maturity. The lender had advanced a total of $10,500,000, net of discount in the amount of $1,100,000 to the Company. The Company recorded the fair value of the 70,000,000 warrants issued with debt at approximately $5,465,726 at the date the warrants were issued as a discount. Lender is granted senior security interest and lien in all rights, title and interest in the assets and property of the Company as collateral. As of December 31, 2022 and 2021, the outstanding loan balance was $11,600,000 and $11,600,000, respectively and unamortized discount of $4,707,853 and $6,235,095, respectively.

On August 18, 2021, through a Stock Purchase Agreement in which 100% of the outstanding shares of Global Stem Cell Group, Inc. the Company acquired a 2018 Jaguar F-Pace which was acquired from Benito Novas for $45,000 on January 8, 2019 and assumed the related auto loan, with an original loan amount of $20,991 at 8.99% interest for 48 months and monthly payments of $504.94. As of December 31, 2022 and 2021, the principal balance of the outstanding auto loan was $0.00 and $5,776, respectively.

On August 18, 2021, through a Stock Purchase Agreement in which 100% of the outstanding shares of Global Stem Cell Group, Inc. the Company assumed the November 17, 2020, agreement with an Investor for proceeds in the amount of $400,000 treated as a promissory. In exchange for the gross proceeds, the Investor shall receive the right to a perpetual 7.75% (payment percentage) of the revenues of Global Stem Cell Group. The payments of the payment percentage shall be calculated by multiplying the gross quarterly revenues appearing in the financial statements by the payment percentage and treated as accrued interest. Payments shall be made ninety (90) days from the end of each respective fiscal quarter with the first payment to be made on the quarter ending December 31, 2020. Payments may be accrued and deferred if payment would deplete cash, cash equivalent and/or short term investment balances on each respective fiscal quarter by more than twenty (20%) percent. As of December 31, 2022 and 2021, the principal balance of the outstanding loan was $400,000 and $400,000, respectively and accrued interest totals $205,779 and $87,185, respectively. This debt instrument is currently in default due to the non-payment of interest.

On September 20, 2021, the Company entered into a Promissory Debentures with a lender in the amount of $1,100,000 which bear interest at twelve (12%) percent and have a three (3) year maturity date and cashless warrants to purchase 7,500,000 shares of our common stock, at exercise prices of $0.085 per share. The notes may be repaid in whole or in part at any time prior to maturity. The lender had advanced a total of $1,000,000, net of discount in the amount of $100,000 to the Company. The Company recorded the fair value of the 7,500,000 warrants issued with debt at approximately $360,607 at the time of issuance as a discount. As of December 31, 2022 and 2021, the outstanding loan balance was $1,100,000 and $1,100,000, respectively and unamortized discount of $350,416 and $445,140, repectively.

On December 30, 2021, the parties wished to modify the terms of the Promissory Debentures dated July 13, 2020 in the amount of $6,000 and accrued interest in the amount of $1,578 by issuing a new promissory note and extend the date of maturity. In consideration for the new terms, the Promissory Debenture dated December 30, 2021 shall include a five (5%) percent premium for a total of $7,958 which bear interest at twelve (12%) percent and have a seventeen (17) months maturity date. The notes may be repaid in whole or in part at any time prior to maturity. As of December 31, 2022 and 2021, the outstanding loan balance was $7,958 and $7,958, repectively and unamortized discount of $139 and $379, respectively.

On December 30, 2021, the parties wished to modify the terms of the Promissory Debentures dated July 15, 2020 in the amount of $84,000 and accrued interest in the amount of $22,162 by issuing a new promissory note and extend the date of maturity. In consideration for the new terms, the Promissory Debenture dated December 30, 2021 shall include a five (5%) percent premium for a total of $111,470 which bear interest at twelve (12%) percent and have a seventeen (17) months maturity date. The notes may be repaid in whole or in part at any time prior to maturity. As of December 31, 2022 and 2021, the outstanding loan balance was $111,470 and $111,470, respectively and unamortized discount of $1,950 and $5,308, respectively.

The balance of the promissory as of December 31, 2022 and December 31, 2021 is as follows:

	December 31,	December 31,
	2022	2021
Promissory notes payable	$20,237,559	$20,243,335
Less: Discount	5,117,631	6,822,622
Less: Deferred finance costs	49,132	82,466
Promissory notes payable, net	$15,070,796	$13,338,247

During the periods ending December 31, 2022 and December 31, 2021, the Company made $5,776 and $1,812 payments, respectively on the outstanding promissory notes, and recorded $2,898,155 and $1,781,394, respectively of interest expense and $1,738,327 and $874,476, respectively of debt discount amortization expense. As of December 31, 2022 and December 31, 2021, the Company had approximately $4,657,529 and $1,878,251, respectively of accrued interest. As of December 31, 2022 and December 31, 2021, the principal balance of outstanding promissory notes payable was $20,237,559 and $20,243,335, respectively.

Derivatives Liabilities

The Company determined that the convertible notes outstanding as of December 31, 2022 contained an embedded derivative instrument as the conversion price was based on a variable that was not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40.

The Company determined the fair values of the embedded convertible notes derivatives and tainted convertible notes using the lattice valuation model with the following assumptions:

December 31,
2022
Common stock issuable	365,463
Market value of common stock on measurement date	$0.019
Adjusted exercise price	$0.06
Risk free interest rate	4.34%
Instrument lives in years	2.00 Year
Expected volatility	79%
Expected dividend yields	None

At December 7, 2020 the Company exchanged $5,379,624 of principal, default penalty and accrued but unpaid interest on convertible notes for $5,379,624 promissory notes and cashless warrants to purchase 15,000,000 shares of our common stock which eliminated the derivative liability associated with this debt.

The balance of the fair value of the derivative liability as of December 31, 2022 and December 31, 2021 is as follows:

Balance at December 31, 2020	$-
Additions	24,186
Fair value loss	(3,744)
Conversions	-
Balance at December 31, 2021	20,442
Additions	-
Fair value gain	(13,448)
Conversions	-
Balance at December 31, 2022	$6,944